VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—3.3%
Communication Services—0.6%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 3,113	$ 2,957
Health Care—0.7%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	3,349	3,729
Information Technology—2.0%
Splunk, Inc. 1.125%, 6/15/27	9,811	9,785
Total Convertible Bonds and Notes (Identified Cost $16,120)		16,471

Corporate Bonds and Notes—21.0%
Communication Services—2.7%
Allen Media LLC 144A 10.500%, 2/15/28(2)	3,724	1,726
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)	2,780	2,299
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	2,071	2,030
Getty Images, Inc. 144A 9.750%, 3/1/27(2)(3)	6,830	6,827
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	553	502
		13,384

Consumer Discretionary—3.5%
Aramark Services, Inc. 144A 5.000%, 4/1/25(2)	1,105	1,097
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	6,676	5,920
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	2,431	2,408
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(2)	3,366	3,391
Valvoline, Inc. 144A 4.250%, 2/15/30(2)(4)	4,762	4,751
		17,567

Consumer Staples—0.6%
Vector Group Ltd. 144A 10.500%, 11/1/26(2)	2,791	2,812
Energy—7.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	4,530	4,513
California Resources Corp. 144A 7.125%, 2/1/26(2)	4,773	4,801
Callon Petroleum Co.
6.375%, 7/1/26	3,063	3,096
144A 7.500%, 6/15/30(2)	4,408	4,662
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	10,829	10,815
CSI Compressco LP 144A 7.500%, 4/1/25(2)	4,377	4,377
	Par Value	Value

Energy—continued
Petroleum Geo-Services AS 13.500%, 3/31/27	$ 4,400	$ 4,864
		37,128

Financials—4.2%
Intercontinental Exchange, Inc. 3.650%, 5/23/25	1,283	1,259
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	1,060	1,051
NFP Corp.
144A 4.875%, 8/15/28(2)	4,645	4,655
144A 6.875%, 8/15/28(2)	10,152	10,282
144A 8.500%, 10/1/31(2)	860	946
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	888	915
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	770	738
Verscend Escrow Corp. 144A 9.750%, 8/15/26(2)	930	933
		20,779

Health Care—0.7%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	2,274	2,173
144A 3.500%, 4/1/30(2)	1,483	1,412
		3,585

Industrials—1.8%
Bombardier, Inc. 144A 7.875%, 4/15/27(2)	1,283	1,284
IEA Energy Services LLC 144A 6.625%, 8/15/29(2)	1,111	1,066
La Financiere Atalian SASU 8.500%, 6/30/28	1,349EUR	998
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	5,703	5,658
		9,006

Total Corporate Bonds and Notes (Identified Cost $105,527)		104,261

Leveraged Loans—1.5%
Aerospace—0.3%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.563%, 1/15/27(5)	1,500	1,505
Health Care—0.5%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.445%, 8/27/25(5)	2,530	2,531
Media / Telecom - Wireless Communications—0.5%
Syniverse Holdings, Inc. (3 month Term SOFR + 9.000%) 12.302%, 5/13/27(5)	2,758	2,619
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Retail—0.1%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.930%, 12/18/26(5)	$ 252	$ 238
Service—0.1%
NFP Corp. (1 month Term SOFR + 3.364%) 8.695%, 2/16/27(5)	399	399
Total Leveraged Loans (Identified Cost $7,373)		7,292

	Shares
Closed-End Funds—3.5%
Equity Funds—3.5%
Apollo Senior Floating Rate Fund, Inc.	11,127	159
Ares Dynamic Credit Allocation Fund, Inc.	8,750	124
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	124
BlackRock MuniYield Quality Fund III, Inc.	45,863	526
Blackstone Senior Floating Rate 2027 Term Fund	73,818	1,058
Blackstone Strategic Credit 2027 Term Fund	90,120	1,072
First Trust Senior Floating Rate Income Fund II	11,712	121
Franklin Universal Trust	102,050	678
Invesco Municipal Opportunity Trust	100,962	982
Invesco Value Municipal Income Trust	56,305	676
Nuveen AMT-Free Municipal Credit Income Fund	195,634	2,377
Nuveen AMT-Free Quality Municipal Income Fund	294,912	3,265
Nuveen Floating Rate Income Fund	10,179	89
Nuveen Municipal Credit Income Fund	245,611	3,006
Nuveen Municipal Value Fund, Inc.	143,015	1,246
Nuveen New York AMT-Free Quality Municipal Income Fund	104,340	1,134
Nuveen Preferred & Income Term Fund	23,495	452
Saba Capital Income & Opportunities Fund	29,430	214
		17,303

Total Closed-End Funds (Identified Cost $16,923)		17,303

Preferred Stocks—1.7%
Consumer Discretionary—0.1%
Fossil Group, Inc., 7.000%	31,540	355
Energy—0.7%
NuStar Energy LP Series A (3 month Term SOFR + 7.028%), 12.357%(5)	22,795	589
NuStar Energy LP Series B (3 month Term SOFR + 5.905%), 11.234%(5)	44,596	1,127
NuStar Energy LP Series C (3 month LIBOR + 6.880%), 12.471%(5)	11,259	286
NuStar Logistics LP (3 month Term SOFR + 6.996%), 12.310%(5)	49,843	1,252
		3,254

Financials—0.4%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(4)(5)	479,629	1,813
	Shares	Value

Financials—continued
Federal National Mortgage Association Series S, 8.250%(5)	57,719	$ 230
		2,043

Industrials—0.5%
Textainer Group Holdings Ltd., 7.000%	65,360	1,640
Textainer Group Holdings Ltd. Series B, 6.250%	35,449	890
		2,530

Total Preferred Stocks (Identified Cost $8,077)		8,182

Common Stocks—46.5%
Communication Services—1.7%
Endeavor Group Holdings, Inc. Class A (3)	236,300	6,080
Liberty Media Corp.-Liberty SiriusXM Class A(6)	75,730	2,249
		8,329

Consumer Discretionary—1.4%
Capri Holdings Ltd.(6)	10,969	497
Etsy, Inc.(6)	33,200	2,282
MDC Holdings, Inc.	16,472	1,036
NEOGAMES S.A.(6)	45,277	1,311
Vizio Holding Corp. Class A(6)	152,938	1,673
		6,799

Consumer Staples—1.5%
Albertsons Cos., Inc. Class A(3)	199,554	4,278
Kenvue, Inc.	160,100	3,436
		7,714

Energy—15.2%
Chesapeake Energy Corp.	5,779	513
Enerplus Corp.	110,921	2,181
Equitrans Midstream Corp.	536,171	6,697
Euronav N.V.	106,231	1,897
Hess Corp.(3)	44,915	6,856
Phillips 66	19,882	3,248
Pioneer Natural Resources Co.(3)	187,101	49,114
Southwestern Energy Co.(6)	652,515	4,946
		75,452

Financials—2.1%
Acropolis Infrastructure(6)(7)	39,798	—
American Equity Investment Life Holding Co.(6)	96,215	5,409
Discover Financial Services	16,823	2,206
National Western Life Group, Inc. Class A	6,133	3,017
		10,632

Health Care—8.2%
Amedisys, Inc.(6)	56,010	5,162
Axonics, Inc.(3)(6)	179,998	12,414
BioMarin Pharmaceutical, Inc.(6)	27,200	2,375
Catalent, Inc.(6)	145,895	8,236
Cerevel Therapeutics Holdings, Inc.(6)	91,786	3,880
Inhibrx, Inc.(6)	35,267	1,233

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Health Care—continued
Olink Holding AB ADR(6)	306,326	$ 7,202
		40,502

Industrials—4.1%
Carrier Global Corp.(3)	174,500	10,144
McGrath RentCorp.	80,155	9,889
SP Plus Corp.(6)	7,509	392
		20,425

Information Technology—0.3%
ANSYS, Inc.(6)	2,310	802
Juniper Networks, Inc.	13,489	500
		1,302

Materials—11.0%
Ball Corp.	139,800	9,417
Haynes International, Inc.	34,246	2,059
Teck Resources Ltd. Class B	50,600	2,316
United States Steel Corp.	362,086	14,766
Vale S.A. Class B Sponsored ADR	309,200	3,769
Westrock Co.(3)	453,082	22,405
		54,732

Real Estate—1.0%
Crown Castle, Inc.	41,500	4,392
Tricon Residential, Inc.	42,001	468
		4,860

Total Common Stocks (Identified Cost $218,740)		230,747

Rights—0.1%
Financials—0.0%
Pershing Tontine Spar, 12/31/33(6)(7)	11,093	5
Health Care—0.0%
Akouos, Inc., 12/31/49(6)	26,079	29
Bristol-Myers Squibb Co., 12/31/35(6)(7)	169,085	241
		270

Materials—0.1%
Pan American Silver Corp., 03/12/48(6)	930,417	417
Total Rights (Identified Cost $568)		692

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(6)(7)	35,748	—
BuzzFeed, Inc., 12/01/26(6)	17,099	1
		1

Consumer Discretionary—0.1%
Allurion Technologies, Inc., 07/31/29(6)	13,340	3
	Shares	Value

Consumer Discretionary—continued
CEC Brands LLC, 12/31/25(6)(7)	45,120	$ 135
ECARX Holdings, Inc., 12/21/27(6)	27,750	1
Evergreen Corp., 02/15/27(6)	28,500	3
Grove Collaborative Holdings, 06/16/27(6)	20,136	1
Kaixin Auto Holdings, 04/30/24(6)	48,712	—(8)
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	13,420	—(8)
		143

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(6)	7,431	—(8)
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	25,800	—
Achari Ventures Holdings Corp. I, 08/05/26(6)	28,624	1
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	17,935	3
AltEnergy Acquisition Corp., 11/10/28(6)	5,160	—(8)
Ares Acquisition Corp. II, 06/12/28(6)	32,327	6
Arogo Capital Acquisition Corp., 03/23/28(6)	28,500	—(8)
Arrowroot Acquisition Corp., 03/02/26(6)	60,113	12
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(6)	6,595	—(8)
Cartesian Growth Corp II, 07/12/28(6)	5,799	1
CERo Therapeutics Holdings, Inc., 09/01/26(6)	5,078	—(8)
Cetus Capital Acquisition Corp., 03/24/28(6)	51,637	1
Corner Growth Acquisition Corp., 12/31/27(6)	20,673	3
EVe Mobility Acquisition Corp., 12/31/28(6)	12,551	2
FTAC Emerald Acquisition Corp., 08/22/28(6)	17,092	2
GCM Grosvenor, Inc. Class A, 11/17/25(6)	28,825	14
Global Blockchain Acquisition Corp., 05/10/27(6)	60,562	1
Goal Acquisitions Corp., 02/11/26(6)	272,843	3
Haymaker Acquisition Corp. 4, 09/12/28(6)	14,997	3
Inflection Point Acquisition Corp. II, 07/17/28(6)	14,919	2
International Media Acquisition Corp., 12/31/28(6)	18,227	1
Jaws Mustang Acquisition Corp., 01/30/26(6)	23,996	5
Keen Vision Acquisition Corp., 09/15/28(6)	67,562	4
Kensington Capital Acquisition Corp. V, 08/13/28(6)	48,984	3
Nabors Energy Transition Corp. II, 09/05/28(6)	20,650	2
Newbury Street Acquisition Corp., 12/31/27(6)	28,549	1
Oak Woods Acquisition Corp., 05/17/28(6)	62,481	1
Papaya Growth Opportunity Corp. I, 12/31/28(6)	13,259	1
Plum Acquisition Corp. I, 12/31/28(6)	17,325	7
Pyrophyte Acquisition Corp., 05/03/28(6)	6,863	—(8)
RMG Acquisition Corp. III, 12/31/27(6)	20,895	1
Screaming Eagle Acquisition Corp. Class A, 12/15/27(6)	19,604	9
Slam Corp. Class A, 12/31/27(6)	43,478	8
Spark I Acquisition Corp., 11/27/28(6)	28,847	5
Spring Valley Acquisition Corp. II, 02/25/26(6)	3,247	—(8)
Target Global Acquisition I Corp., 12/31/27(6)	10,328	1
XBP Europe Holdings, Inc., 12/31/27(6)	14,261	1
Zeo Energy Corp., 10/20/26(6)	5,942	1
		105

Health Care—0.0%
Pear Therapeutics, Inc., 02/04/26(6)	36,173	—(8)
Tevogen Bio Holdings, Inc., 11/04/26(6)	6,900	—(8)
		—(8)

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(6)	27,068	7

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Industrials—continued
Bridger Aerospace Group Holdings, Inc., 12/31/27(6)	27,000	$ 5
Freightos Ltd., 01/23/28(6)	4,398	—(8)
Getaround, Inc., 03/09/26(6)	11,166	—(8)
New Horizon Aircraft Ltd., 04/03/28(6)	84,194	4
Volato Group, Inc., 12/03/28(6)	13,646	2
		18

Information Technology—0.0%
Airship AI Holdings, Inc., 12/31/28(6)	226,082	103
FOXO Technologies, Inc., 08/01/27(6)	26,187	—(8)
LeddarTech Holdings, Inc., 09/21/28(6)	58,973	8
Movella Holdings, Inc., 12/31/27(6)	11,102	—(8)
Near Intelligence, Inc., 07/08/27(6)	10,000	—(8)
		111

Total Warrants (Identified Cost $2,754)		378

	Shares/Units
Special Purpose Acquisition Companies—4.0%
Aimfinity Investment Corp. I(6)	14,637	163
Alchemy Investments Acquisition Corp. 1(6)	35,870	380
Alpha Star Acquisition Corp.(6)	27,264	308
AltC Acquisition Corp. Class A(6)	3,248	37
AP Acquisition Corp. Class A(6)	24,240	273
Blue Ocean Acquisition Corp. Class A(6)	17,159	190
Blue World Acquisition Corp.(6)	13,659	153
Bowen Acquisition Corp.(6)	27,563	289
Bukit Jalil Global Acquisition 1 Ltd.(6)	13,190	3
Bukit Jalil Global Acquisition 1 Ltd.(6)	30,013	315
byNordic Acquisition Corp.(6)	20,617	229
Cartica Acquisition Corp. Class A(6)	30,613	337
Clean Energy Special Situations Corp.(6)	54,751	604
Colombier Acquisition Corp. II(6)	24,894	259
Direct Selling Acquisition Corp. Class A(6)	17,638	195
Distoken Acquisition Corp.(4)(6)	17,107	184
ESH Acquisition Corp.(6)	34,175	3
EVe Mobility Acquisition Corp. Class A(6)	45,216	495
Evergreen Corp. Class A(6)	22,483	254
Feutune Light Acquisition Corp. Class A(6)	8,687	94
Fintech Ecosystem Development Corp. Class A(6)	16,876	186
Fortune Rise Acquisition Corp.(6)	130,088	1,445
Golden Star Acquisition Corp.(6)	24,428	255
Golden Star Acquisition Corp.(6)	19,932	5
Haymaker Acquisition Corp. 4(6)	29,995	313
Hudson Acquisition I Corp.(6)	14,887	157
Inflection Point Acquisition Corp. II Class A(6)	41,195	431
Investcorp India Acquisition Corp. Class A(6)	35,215	394
Iron Horse Acquisitions Corp.(6)	31,641	322
Keen Vision Acquisition Corp.(6)	67,562	706
Learn CW Investment Corp. Class A(6)	70,838	777
Oak Woods Acquisition Corp. Class A(6)	24,485	262
Patria Latin American Opportunity Acquisition Corp.(4)(6)	189,383	2,138
Perception Capital Corp. III Class A(6)	9,488	101
Plum Acquisition Corp. I Class A(6)	36,815	408
Plutonian Acquisition Corp.(6)	23,030	247
PowerUp Acquisition Corp. Class A(6)	4,008	44
Project Energy Reimagined Acquisition Corp.(6)	28,219	297
RCF Acquisition Corp. Class A(6)	48,404	538
Rigel Resource Acquisition Corp. Class A(6)	191,186	2,136
	Shares/Units	Value
Roth CH Acquisition Co.(6)	25,207	$ 274
Spark I Acquisition Corp.(6)	57,694	592
Spring Valley Acquisition Corp. II(6)	6,495	1
TenX Keane Acquisition Class A(6)	19,217	213
TMT Acquisition Corp.(6)	21,997	4
TMT Acquisition Corp. Class A(6)	30,067	322
TortoiseEcofin Acquisition Corp. III Class A(6)	160,714	1,731
Tristar Acquisition I Corp. Class A(6)	39,102	429
Twelve Seas Investment Co. II Class A(6)	27,514	294
Viveon Health Acquisition Corp.(6)	8,292	96
Total Special Purpose Acquisition Companies (Identified Cost $18,943)		19,883

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,127)		553

Escrow Notes—1.9%
Financials—1.9%
Altaba, Inc. Escrow(6)	3,887,713	9,330
Pershing Square Escrow(6)(7)	44,373	—
		9,330

Industrials—0.0%
AMR Corp. Escrow(6)	28,850	1
Total Escrow Notes (Identified Cost $6,690)		9,331

Total Long-Term Investments—83.7% (Identified Cost $402,842)		415,093

Short-Term Investments—5.5%
Money Market Mutual Funds—5.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.164%)(9)	15,600,000	15,600
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.204%)(9)	11,743,944	11,744
Total Short-Term Investments (Identified Cost $27,344)		27,344

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(9)(10)	2,108,235	2,108
Total Securities Lending Collateral (Identified Cost $2,108)		2,108

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—89.6% (Identified Cost $432,294)		444,545

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Shares	Value
Securities Sold Short—(3.9)%

	Par Value	Value
U.S. Government Security—(0.1)%
U.S. Treasury Note 3.250%, 6/30/29	$ (578)	$ (551)
Total U.S. Government Security (Identified Proceeds $(588))		(551)

	Shares
Common Stocks—(3.8)%
Energy—(2.8)%
Chesapeake Energy Corp.	(1,625)	(144)
Chevron Corp.	(4,159)	(656)
EQT Corp.	(187,864)	(6,964)
Exxon Mobil Corp.	(54,006)	(6,278)
		(14,042)

Financials—(0.3)%
Capital One Financial Corp.	(9,005)	(1,341)
Industrials—(0.6)%
WillScot Mobile Mini Holdings Corp.(6)	(63,400)	(2,948)
Information Technology—(0.1)%
Synopsys, Inc.(6)	(796)	(455)
Total Common Stocks (Identified Proceeds $(17,744))		(18,786)

Total Securities Sold Short (Identified Proceeds $(18,332))		(19,337)

Written Options—(1.7)%
(See open written options schedule)
Total Written Options (Premiums Received $5,739)		(8,240)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—84.0% (Identified Cost $408,223)		$416,968
Other assets and liabilities, net—16.0%		79,221
NET ASSETS—100.0%		$496,189

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt
Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $97,035 or 19.6% of net assets.
(3)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $85,476.
(4)	All or a portion of security is on loan.
(5)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Non-income producing.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	89%
Cayman Islands	4
Sweden	2
Canada	1
Norway	1
Brazil	1
Luxembourg	1
Other	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Open purchased options contracts as of March 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Ball Corp.	493	$2,219	$45.00	05/17/24	$3
Ball Corp.	905	4,525	50.00	05/17/24	27
Baxter International, Inc.	2,103	6,309	30.00	05/17/24	168
BioMarin Pharmaceutical, Inc.	272	2,176	80.00	04/19/24	12
Carrier Global Corp.	1,745	7,852	45.00	06/21/24	26
Cerevel Therapeutics Holdings, Inc.	252	882	35.00	12/20/24	27
Crown Castle, Inc.	707	6,363	90.00	04/19/24	7
Crown Castle, Inc.	415	4,046	97.50	04/19/24	21
Endeavor Group Holdings, Inc.	322	676	21.00	04/19/24	5
Etsy, Inc.	332	1,992	60.00	06/21/24	79
Fidelity National Information Services, Inc.	690	3,450	50.00	04/19/24	1
Kenvue, Inc.	1,601	2,882	18.00	04/19/24	2
Phillips 66	199	2,090	105.00	04/19/24	—(3)
SPDR S&P 500® ETF Trust	623	31,461	505.00	04/19/24	63
SPDR S&P Retail® ETF	142	994	70.00	04/19/24	1
Teck Resources Ltd.	459	1,607	35.00	04/19/24	—(3)
Vale S.A.	1,409	1,550	11.00	04/19/24	4
Vale S.A.	3,617	4,340	12.00	04/19/24	83
Vale S.A.	1,621	1,783	11.00	05/17/24	24
Total Purchased Options					$553
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of March 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Albertsons Cos., Inc.	(128)	$(320)	$25.00	04/19/24	$—
Ball Corp.	(493)	(2,465)	50.00	05/17/24	(870)
Ball Corp.	(905)	(4,977)	55.00	05/17/24	(1,195)
Baxter International, Inc.	(629)	(2,673)	42.50	04/19/24	(66)
BioMarin Pharmaceutical, Inc.	(272)	(2,312)	85.00	04/19/24	(98)
Carrier Global Corp.	(1,745)	(9,161)	52.50	06/21/24	(1,230)
Cerevel Therapeutics Holdings, Inc.	(7)	(32)	45.00	08/16/24	(—) (3)
Cerevel Therapeutics Holdings, Inc.	(2)	(9)	45.00	10/18/24	(—) (3)
Cerevel Therapeutics Holdings, Inc.	(186)	(837)	45.00	12/20/24	(2)
Crown Castle, Inc.	(415)	(4,357)	105.00	04/19/24	(141)
Endeavor Group Holdings, Inc.	(2,059)	(5,147)	25.00	04/19/24	(288)
Etsy, Inc.	(332)	(2,158)	65.00	06/21/24	(315)
Fidelity National Information Services, Inc.	(690)	(3,795)	55.00	04/19/24	(1,325)
Juniper Networks, Inc.	(2,126)	(8,504)	40.00	04/19/24	—
Kenvue, Inc.	(1,601)	(3,202)	20.00	04/19/24	(258)
Liberty Media Corp.-Liberty SiriusXM	(757)	(1,893)	25.00	04/19/24	(359)
MDC Holdings, Inc.	(165)	(1,073)	65.00	06/21/24	(2)
Phillips 66	(199)	(2,289)	115.00	04/19/24	(959)
SPDR S&P 500® ETF Trust	(346)	(18,027)	521.00	04/19/24	(266)
Splunk, Inc.	(193)	(2,991)	155.00	04/19/24	(39)
Teck Resources Ltd.	(325)	(1,300)	40.00	04/19/24	(213)
Teck Resources Ltd.	(181)	(760)	42.00	04/19/24	(78)
United States Steel Corp.	(104)	(468)	45.00	04/19/24	(4)
United States Steel Corp.	(206)	(948)	46.00	04/19/24	(5)
United States Steel Corp.	(989)	(4,648)	47.00	04/19/24	(24)
United States Steel Corp.	(156)	(764)	49.00	04/19/24	(1)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Open written options contracts as of March 31, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Vale S.A.	(1,621)	$(1,945)	$12.00	05/17/24	$(105)
Vizio Holding Corp.	(420)	(462)	11.00	04/19/24	(6)
Vizio Holding Corp.	(1,106)	(1,217)	11.00	05/17/24	(28)
					(7,877)
Put Options
Baxter International, Inc.	(1,500)	(5,250)	35.00	05/17/24	(22)
SPDR S&P Retail® ETF	(142)	(909)	64.00	04/19/24	—
SPDR S&P Retail® ETF	(415)	(20,335)	490.00	04/19/24	(19)
Vale S.A.	(3,617)	(4,702)	13.00	04/19/24	(322)
					(363)
Total Written Options					$(8,240)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	2,080	USD	1,358	GS	04/23/24	$—	$(2)
EUR	455	USD	494	GS	04/16/24	—	(3)
EUR	974	USD	1,065	GS	07/16/24	—	(9)
GBP	983	USD	1,242	GS	04/02/24	—	(1)
USD	1,250	GBP	983	GS	04/02/24	9	—
USD	1,242	GBP	983	GS	04/10/24	1	—
USD	496	EUR	455	GS	04/16/24	5	—
USD	2,287	AUD	3,483	GS	04/23/24	15	—
USD	10,399	JPY	1,558,762	GS	05/28/24	2	—
USD	5,888	EUR	5,411	GS	06/04/24	35	—
USD	1,696	EUR	1,548	JPM	06/12/24	21	—
USD	1,713	EUR	1,569	GS	06/18/24	15	—
USD	2,680	EUR	2,453	GS	06/20/24	25	—
USD	907	EUR	830	JPM	06/20/24	9	—
USD	1,055	EUR	974	GS	07/16/24	—	(1)
USD	4,505	JPY	663,200	GS	07/17/24	51	—
USD	7,574	AUD	11,543	GS	10/29/24	11	—
USD	179	SEK	1,873	GS	12/17/24	2	—
Total						$201	$(16)

Over-the-counter total return swaps outstanding as of March 31, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Abiomed, Inc.(3)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/28/25	$—(4)	$8	$8	$—
Altium Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/01/25	7,168	(17)	—	(17)
Amedisys, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	12/04/24	10,781	58	58	—
Baxter International, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/07/25	3,358	327	327	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	6.120% (0.800% + OBFR)	3 Month	JPM	04/28/25	930	14	14	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2024 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Bristol-Myers Squibb Co.(3),(5)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	$—(4)	$36	$36	$—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/10/25	48	13	13	—
Capri Holdings Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	11/14/24	3,105	(258)	—	(258)
Capri Holdings Ltd.	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/19/25	12,383	(1,339)	—	(1,339)
Covestro AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	10/16/24	1,413	(44)	—	(44)
DS Smith plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	718	88	88	—
Euronav N.V.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	11/14/24	427	2	2	—
Euronav N.V.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	12/16/24	2,069	4	4	—
Fidelity National Information Services, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/18/24	3,851	1,260	1,260	—
Hess Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	12/24/24	14,403	697	697	—
Hess Corp.	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/24/25	23,059	2,550	2,550	—
Invesco Dynamic	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	58	— (4)	—	— (4)
Invesco Dynamic	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/28/25	219	(2)	—	(2)
JSR Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	08/01/24	10,283	(51)	—	(51)
Juniper Networks, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	02/20/25	12,968	(18)	—	(18)
Kindred Group plc	Pay	6.070% (0.750% + OBFR)	1 Month	GS	04/29/25	169	(2)	—	(2)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	11/25/24	789	137	137	—
Origin Energy Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/04/25	1,719	155	155	—
Redrow plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	2,025	42	42	—
Saba Capital Income & Opportunities Fund	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	208	1	1	—
Saba Capital Income & Opportunities Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	07/22/24	75	(5)	—	(5)
Shinko Electric Industries Co. Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	4,196	(25)	—	(25)
Smart Metering Systems plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	02/14/25	1,206	30	30	—
SP Plus Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/05/25	4,166	21	21	—
Thyssenkrupp AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/16/24	5,792	(1,514)	—	(1,514)
United States Steel Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/19/24	4,084	1,136	1,136	—
Vivendi SE	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/22/24	2,659	(63)	—	(63)
Vivendi SE	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	12/30/24	1,001	126	126	—
							3,367	6,705	(3,338)
Short Total Return Swap Contracts
Barratt Developments plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/12/25	(2,105)	(22)	—	(22)
Brookfield Asset Management Ltd.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	10/02/24	(216)	(54)	—	(54)
Capital One Financial Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(1,096)	(115)	—	(115)
Chesapeake Energy Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	04/09/25	(5,035)	(351)	—	(351)
Chevron Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	12/10/24	(46,476)	(3,276)	—	(3,276)
Chord Energy Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	04/03/25	(1,844)	(154)	—	(154)
Exxon Mobil Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	09/18/24	(40,791)	(3,016)	—	(3,016)
Mondi plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	04/29/25	(753)	(13)	—	(13)
Pan American Silver Corp.	Receive	4.920% ((0.400)% + OBFR)	1 Month	BAML	02/10/25	(248)	7	7	—
Pan American Silver Corp.	Receive	4.720% ((0.600)% + OBFR)	3 Month	JPM	09/30/24	(473)	19	19	—
Smurfit Kappa Group plc	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	10/17/24	(16,353)	(4,268)	—	(4,268)
WillScot Mobile Mini Holdings Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(1,301)	49	49	—
							(11,194)	75	(11,269)
Total							$(7,827)	$6,780	$(14,607)

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$16,471	$—	$16,471	$—
Corporate Bonds and Notes	104,261	—	104,261	—
Leveraged Loans	7,292	—	7,292	—
Equity Securities:
Closed-End Funds	17,303	17,303	—	—
Preferred Stocks	8,182	8,182	—	—
Common Stocks	230,747	228,850	1,897	—(1)
Rights	692	417	29	246
Warrants	378	243	—	135(1)
Special Purpose Acquisition Companies	19,883	18,961	922	—
Escrow Notes	9,331	—	9,331	—(1)
Money Market Mutual Funds	27,344	27,344	—	—
Securities Lending Collateral	2,108	2,108	—	—
Other Financial Instruments:
Purchased Options	553	379	174	—
Forward Foreign Currency Exchange Contracts*	201	—	201	—
Over-the-Counter Total Return Swaps*	3,367	—	3,323	44
Total Assets	448,113	303,787	143,901	425
Liabilities:
Securities Sold Short:
Common Stocks	(18,786)	(18,786)	—	—
U.S. Government Security	(551)	—	(551)	—
Other Financial Instruments:
Written Options	(8,240)	(3,217)	(5,023)	—
Forward Foreign Currency Exchange Contracts*	(16)	—	(16)	—
Over-the-Counter Total Return Swaps*	(11,194)	—	(11,194)	—
Total Liabilities	(38,787)	(22,003)	(16,784)	—
Total Investments, Net of Securities Sold Short and Written Options	$409,326	$281,784	$127,117	$425

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.